INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Sep. 24, 2020
Finite-Lived Intangible Assets, Gross	$ 33,775	$ 33,892
Finite-Lived Intangible Assets, Accumulated Amortization	20,126	17,875
Amortization of Intangible Assets	$ 2,312	$ 2,523
Finite-Lived Intangible Assets, Remaining Amortization Period	6 years
First PRO Recruitment, LLC [Member]
Finite-Lived Intangible Assets, Gross			$ 2,660
Finite-Lived Intangible Assets, Accumulated Amortization			$ 1,352